August 12, 2011

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Aberdeen Funds
Post-Effective Amendment No. 39 to the Registration Statement
File Nos. 333-146680; 811-22132

Ladies and Gentlemen:

On behalf of Aberdeen Funds (the “Trust”), we are hereby filing Post-Effective Amendment No. 39 to the Trust’s Registration Statement under the Securities Act of 1933 (the “1933 Act”) and Amendment No. 41 to the Trust’s Registration Statement under the Investment Company Act of 1940 (the “Amendment”).  The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act.  The Amendment contains the prospectuses and Statement of Additional Information for each of the Aberdeen U.S. Equity I Fund and the Aberdeen U.S. Equity II Fund, each series of the Trust.

The Amendment is being filed to respond to oral comments provided by the staff of the Securities and Exchange Commission to the undersigned regarding Post-Effective Amendment No. 38 to the Trust’s Registration Statement and to make certain other changes.

Should you have any questions concerning the above, please call the undersigned at (212) 728-8138.

Sincerely,

/s/ Elliot J. Gluck

Elliot J. Gluck

cc:	Lucia Sitar, Esq., Aberdeen Asset Management Inc.
Rose F. DiMartino, Esq., Willkie Farr & Gallagher LLP

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